Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Statement of Comprehensive Income [Abstract]
Income tax expense, net	$ (3)	$ (6)	$ 3
Income tax expense, net	$ (2)	$ (6)	$ 18